UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments.

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCKS - 22.8%
	AGRICULTURE - 0.1%
502	Philip Morris International, Inc. ^			$ 46,540

	AIRLINES - 0.3%
14,300	JetBlue Airways Corp. ^*			98,670
3,315	US Airways Group, Inc. ^*			56,256
				154,926
	APPAREL - 0.3%
2,020	Coach, Inc.			100,980
1,746	Sketchers U.S.A., Inc. - Cl. A ^*			36,928
				137,908
	AUTO MANUFACTURERS - 0.6%
11,000	Ford Motor Co. ^			144,650
5,000	General Motors Co. ^*			139,100
462	Wabash National Corp. ^*			4,694
				288,444
	BANKS - 1.5%
1,760	Banco Latinoamericano de Comercio Exterior SA ^			43,542
5,400	Bank of America Corp. ^			65,772
2,500	Capital One Financial Corp. ^			137,375
2,000	Citigroup, Inc. ^			88,480
850	Goldman Sachs Group, Inc. ^			125,078
3,400	Morgan Stanley ^			74,732
12,500	Regions Financial Corp. ^			102,375
3,800	Wells Fargo & Co. ^			140,562
				777,916
	BEVERAGES - 0.3%
549	Beam, Inc. ^			34,883
2,010	Embotelladora Andina SA ^			80,400
445	PepsiCo, Inc. ^			35,204
				150,487
	BIOTECHNOLOGY - 0.2%
5,062	Amarin Corp. PLC - ADR ^*			37,509
1,030	Life Technologies Corp. ^*			66,569
433	Myriad Genetics, Inc. ^*			10,998
				115,076
	BUILDING MATERIALS - 0.3%
571	Martin Marietta Materials, Inc. ^			58,253
3,300	Simpson Manufacturing Co., Inc. ^			101,013
				159,266
	CHEMICALS - 0.5%
1,130	Air Products & Chemicals, Inc. ^			98,446
1,579	Olin Corp. ^			39,822
3,270	RPM International, Inc. ^			103,267
				241,535
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	COMMERCIAL SERVICES - 1.0%
1,366	Euronet Worldwide, Inc. ^*			$ 35,980
630	Iron Mountain, Inc. ^			22,875
3,127	K12 Inc. ^*			75,392
2,895	Korn/Ferry International ^*			51,705
1,905	Lender Processing Services, Inc. ^			48,501
4,439	LifeLock, Inc. ^*			42,748
5,685	Monster Worldwide, Inc. ^*			28,823
1,232	Quanta Services, Inc. ^*			35,211
1,500	United Rentals, Inc. ^*			82,455
6,800	Western Union Co. ^			102,272
				525,962
	COMPUTERS - 1.0%
1,850	Cognizant Technology Solutions Corp. - Cl. A ^*			141,729
6,246	EMC Corp. ^*			149,216
3,162	Fortinet, Inc. ^*			74,876
2,785	Seagate Technology PLC ^			101,820
623	Synaptics, Inc. ^*			25,350
461	Syntel, Inc. ^			31,127
				524,118
	DISTRIBUTION/WHOLESALE - 0.2%
1,780	Arrow Electronics, Inc. ^*			72,304
388	Watsco, Inc. ^			32,662
				104,966
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
1,800	American Express Co. ^			121,428
5,553	Ellie Mae, Inc. ^*			133,550
37,612	Ellington Financial LLC			930,897
1,000	IntercontinentalExchange, Inc. ^*			163,070
2,176	WageWorks, Inc. ^*			54,465
469	WisdomTree Investments, Inc. ^*			4,878
				1,408,288
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,060	Hubbell, Inc. ^			102,937
900	Littelfuse, Inc. ^			61,065
				164,002
	ELECTRONICS - 0.7%
1,192	Avnet, Inc. ^*			43,150
989	FARO Technologies, Inc. ^*			42,913
501	II-VI, Inc. ^*			8,537
2,108	NAM TAI Electronics, Inc. ^			28,669
2,460	TE Connectivity Ltd. ^			103,148
1,320	Thermo Fisher Scientific, Inc. ^			100,967
				327,384
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	ENTERTAINMENT
800	Scientific Games Corp. ^*			$ 7,000

	ENVIRONMENTAL CONTROL - 0.1%
1,661	Tetra Tech, Inc. ^*			50,644

	HEALTHCARE-PRODUCTS - 0.4%
1,735	Conceptus, Inc. ^*			41,900
1,345	Cynosure, Inc. - Cl. A ^*			35,199
23,019	Guided Therapeutics, Inc. ^*			15,998
2,680	Patterson Cos, Inc.			101,947
				195,044
	HEALTHCARE-SERVICES
322	Capital Senior Living Corp. ^*			8,510

	HOME BUILDERS - 0.3%
5,480	Brookfield Residential Properties, Inc. ^*			133,383

	HOME FURNISHINGS - 0.1%
1,561	La-Z-Boy, Inc. ^			29,456

	INSURANCE - 0.5%
70	Alleghany Corp. *			27,714
2,410	American International Group, Inc. ^*			93,556
2,500	Arthur J Gallagher & Co. ^			103,275
2,377	Assured Guaranty Ltd. ^			48,990
				273,535
	INTERNET - 1.3%
1,100	AOL, Inc. ^			42,339
2,170	BroadSoft, Inc. ^*			57,440
563	Equinix, Inc. ^*			121,783
3,657	ExactTarget, Inc. ^*			85,098
525	F5 Networks, Inc. ^*			46,767
168	Google, Inc. - Cl. A ^*			133,397
1,679	Sourcefire, Inc. ^*			99,447
1,313	Splunk, Inc. ^*			52,559
1,200	Yandex NV - Cl. A ^*			27,744
				666,574
	MACHINERY-CONSTRUCTION & MINING - 0.1%
450	Caterpillar, Inc.			39,137

	MACHINERY-DIVERSIFIED - 0.3%
670	Deere & Co. ^			57,607
3,470	Xylem, Inc. ^			95,633
				153,240
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 201
Shares				Value
	MEDIA - 0.3%
10,774	Digital Generation, Inc. ^*			$ 69,277
1,093	News Corp. ^			33,358
23,829	Sirius XM Radio, Inc. ^			73,393
				176,028
	MINING - 0.5%
1,300	Compass Minerals International, Inc. ^			102,570
3,020	Freeport-McMoRan Copper & Gold, Inc. ^			99,962
7,194	MAG Silver Corp. ^*			68,271
				270,803
	MISCELLANEOUS MANUFACTURING - 1.1%
3,190	Actuant Corp. ^			97,678
742	Aptargroup, Inc. ^			42,554
5,100	General Electric Co. ^			117,912
1,640	ITT Corp. ^			46,625
1,090	Pall Corp. ^			74,523
1,580	Pentair Ltd. ^			83,345
1,060	SPX Corp. ^			83,698
				546,335
	OIL & GAS - 1.0%
1,775	Energy XXI Bermuda Ltd. ^			48,316
2,847	EPL Oil & Gas, Inc. ^*			76,328
1,100	Exxon Mobil Corp. ^			99,121
3,213	Northern Oil and Gas, Inc. ^*			46,203
587	Total SA ^			28,164
1,970	Whiting Petroleum Corp. ^*			100,155
6,660	WPX Energy, Inc. ^*			106,693
				504,980
	PHARMACEUTICALS - 0.3%
2,145	Pfizer, Inc. ^			61,905
2,000	Teva Pharmaceutical Industries Ltd. ^			79,360
				141,265
	PIPELINES - 0.2%
272	Atlas Energy LP ^			11,979
2,800	Williams Cos, Inc. ^			104,888
				116,867
	REAL ESTATE - 0.7%
2,800	Alexander & Baldwin, Inc. ^*			100,100
5,810	Brookfield Office Properties, Inc. ^			99,758
3,920	Cheung Kong Holdings Ltd. ^			57,938
4,068	Evoq Properties, Inc. ^*			15,865
1,250	Howard Hughes Corp ^*			104,762
				378,423
	REITS - 1.1%
784	Coresite Realty Corp. ^			27,424
736	Digital Realty Trust, Inc. ^			49,246
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	REITS - 1.1% (Continued)
2,905	Host Hotels & Resorts, Inc. ^			$ 50,808
8,465	NorthStar Realty Finance Corp. ^			80,248
2,050	Plum Creek Timber Co., Inc. ^			107,010
2,077	Redwood Trust Inc. ^			48,145
3,840	Senior Housing Properties Trust ^			103,027
2,736	Summit Hotel Properties, Inc. ^			28,646
1,935	Weyerhaeuser Co. ^			60,720
				555,274
	RETAIL - 0.2%
2,278	Brown Shoe Co., Inc. ^			36,448
251	Hibbett Sports, Inc. ^*			14,124
1,410	Urban Outfitters, Inc. ^*			54,623
				105,195
	SEMICONDUCTORS - 2.0%
2,060	Broadcom Corp. ^			71,420
5,555	Cypress Semiconductor Corp. ^			61,272
6,052	Exar Corp. ^*			63,546
12,336	Integrated Device Technology, Inc. ^*			92,150
2,700	Lam Research Corp. ^*			111,942
2,760	Maxim Integrated Products, Inc. ^			90,086
3,100	Micron Technology, Inc. ^*			30,938
787	Power Integrations, Inc. ^			34,164
3,053	QUALCOMM, Inc. ^			204,398
2,497	Silicon Motion Technology Corp. - ADR ^			29,240
5,185	Skyworks Solutions, Inc. ^*			114,226
2,233	Ultratech, Inc. ^*			88,271
222	Veeco Instruments, Inc. ^*			8,509
				1,000,162
	SOFTWARE - 1.4%
6,511	CDC Corp. ^*			12,566
741	Citrix Systems, Inc. ^*			53,471
1,371	CommVault Systems, Inc. ^*			112,395
1,970	E2open, Inc. ^*			39,282
1,922	Infoblox, Inc. ^*			41,707
1,677	Informatica Corp. ^*			57,806
1,967	RADWARE Ltd. ^*			74,215
2,160	Red Hat, Inc. ^*			109,210
1,271	SolarWinds, Inc. ^*			75,116
119,368	Trident Microsystems, Inc. ^*			7,759
1,600	Vmware, Inc. - Cl. A ^*			126,208
				709,735
	TELECOMMUNICATIONS - 0.6%
831	Arris Group, Inc. ^*			14,268
5,500	Cisco Systems, Inc. ^			115,005
1,300	IPG Photonics Corp. ^			86,333
5,400	KongZhong Corp. - ADR ^*			33,480
12,540	RF Micro Devices, Inc. ^*			66,713
				315,799
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	TRUCKING & LEASING - 0.2%
3,738	Greenbrier Cos., Inc. ^*			$ 84,890

	TOTAL COMMON STOCKS ( Cost - $10,579,381)			11,589,097

	MUTUAL FUNDS - 20.2%
	ASSET ALLOCATION FUND - 9.0%
110,766	Altegris Managed Futures Strategy Fund - Cl. I *			1,056,711
135,177	Forum Funds - Absolute Strategies Fund - Institutional Shares *			1,519,391
131,880	Grant Park Managed Futures Strategy Fund - Cl. I *			1,248,900
26,652	Ivy Asset Strategy Fund - Cl. Y			721,992
				4,546,994
	DEBT FUND - 4.8%
79,177	Columbia Emerging Markets Bond Fund - Cl. A			988,123
84,823	Oppenheimer Senior Floating Rate Fund - Cl. A			712,514
73,171	Ziegler Strategic Income Fund - Investor Cl.			749,268
				2,449,905
	EQUITY FUND - 6.4%
185,725	Calamos Market Neutral Income Fund - Cl. I			2,364,273
60,870	Convergence Core Plus Fund - Institutional Class			902,697
				3,266,970

	TOTAL MUTUAL FUNDS ( Cost - $9,889,083)			10,263,869

	HEDGE FUND - 6.4%
3,000,000	Raven Rock Credit Fund, LP *(a)			3,224,369
	TOTAL HEDGE FUND ( Cost - $3,000,000)

	EXCHANGE TRADED FUNDS - 19.2%
	ASSET ALLOCATION FUND - 0.5%
5,800	SPDR Barclays Convertible Securities ETF			245,862

	DEBT FUND - 7.4%
3,040	iShares Barclays Intermediate Government/Credit Bond Fund			341,580
4,285	iShares Barclays MBS Bond Fund			462,523
4,984	iShares iBoxx $ High Yield Corporate Bond Fund			470,240
7,138	SPDR Barclays Emerging Markets Local Bond ETF			230,771
15,185	SPDR Barclays Short Term High Yield Bond ETF			468,913
5,635	SPDR Barclays TIPS ETF			340,354
5,805	Vanguard Intermediate-Term Corporate Bond ETF			507,183
10,915	Vanguard Total Bond Market ETF			912,931
				3,734,495
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	EQUITY FUND - 11.3%
18,000	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF			$ 507,042
20,000	iPATH S&P 500 VIX Short-Term Futures ETN *			405,600
15,275	IQ Real Return ETF			403,718
100	iShares Asia/ Pacific Dividend 30 Index Fund			5,867
1,650	iShares Cohen & Steers Realty Majors Index Fund			136,042
10,690	iShares Dow Jones International Select Dividend Index Fund			364,957
6,029	iShares Dow Jones Select Dividend Index Fund			382,239
1,027	iShares Dow Jones US Regional Banks Index Fund			27,862
31,564	iShares FTSE NAREIT Mortgage Plus Capped Index Fund			493,661
17,485	JPMorgan Alerian MLP Index ETN			795,218
27,989	PowerShares S&P 500 BuyWrite Portfolio			574,334
5,615	SPDR Dow Jones Global Real Estate ETF			248,857
15,675	Vanguard FTSE Emerging Markets ETF			672,301
10,100	Vanguard S&P 500 ETF			723,564
				5,741,262

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $9,652,305)			9,721,619

Principal		Interest Rate	Maturity
	BONDS & NOTES - 14.1%
	APPAREL - 0.1%
$ 54,325	Kellwood Co.	12.875%	12/31/2014	48,892

	BANKS - 9.0%
1,500,000	BNP Paribas SA	0.000%	12/29/2017	1,544,550
95,000	Emigrant Bancorp, Inc. - 144A	6.250%	6/15/2014	91,357
1,000,000	Goldman Sachs Group, Inc.	0.000%	2/26/2018	960,960
500,000	Goldman Sachs Group, Inc.	0.000%	4/2/2018	495,000
1,500,000	Morgan Stanley	0.000%	2/24/2023	1,497,450
				4,589,317
	BEVERAGES - 0.1%
39,000	Beam, Inc.	5.875%	1/15/2036	45,060

	COAL - 0.1%
35,000	SunCoke Energy, Inc.	7.625%	8/1/2019	37,625
20,000	Walter Energy, Inc. - 144A	9.875%	12/15/2020	21,700
				59,325
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,000,000	Credit Suisse Securities USA LLC	0.000%	6/1/2017	1,078,700

	ENTERTAINMENT - 0.7%
372,768	Chukchansi Economic Development Authority - 144A (b)*	9.750%	5/30/2020	219,933
38,768	Chukchansi Economic Development Authority (b) *	9.750%	5/30/2020	22,631
47,000	Shingle Springs Trical Gaming Authority	9.375%	6/15/2015	46,706
48,000	Shingle Springs Trical Gaming Authority - 144A	9.375%	6/15/2015	47,700
				336,970
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Principal		Interest Rate	Maturity	Value
	ENVIRONMENTAL CONTROL - 0.1%
$ 61,000	Tervita Corp.	9.750%	11/1/2019	$ 60,085

	HEALTHCARE-PRODUCTS - 0.1%
44,000	Kinetic Concepts, Inc.	12.500%	11/1/2019	43,615

	HOME EQUITY ABS - 0.1%
35,786	Countrywide Asset-Backed Certificates	5.810%	11/25/2036	27,578

	INSURANCE - 0.1%
14,500	MBIA Insurance Corp. (b) *	14.000%	1/15/2033	3,335

	LODGING - 0.3%
75,000	Caesars Entertainment Operating Co., Inc.	5.375%	12/15/2013	74,250
78,244	Inn of the Moutain Gods Resort & Casino - 144A	1.250%	11/30/2020	70,420
				144,670
	MEDIA - 0.4%
133,000	Clear Channel Communications, Inc.	5.500%	9/15/2014	130,174
64,000	Clear Channel Communications, Inc.	11.000%	8/1/2016	50,560
				180,734
	MUNICIPAL - 0.1%
30,000	Brazos River Authority	6.750%	4/1/2038	30,000

	OIL & GAS - 0.2%
39,000	Endeavour International Corp.	12.000%	3/1/2018	37,538
72,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	76,140
				113,678
	RETAIL - 0.7%
48,000	Bon-Ton Department Stores, Inc.	10.250%	3/15/2014	48,240
86,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	86,215
39,000	Claire's Stores, Inc.	8.875%	3/15/2019	40,706
45,000	JC Penny Corp., Inc.	6.875%	10/15/2015	43,538
30,000	JC Penny Corp., Inc.	7.950%	4/1/2017	28,275
27,000	Neebo, Inc. - 144A	15.000%	6/30/2016	27,270
32,000	New Albertsons, Inc.	7.000%	7/21/2017	29,480
39,000	New Albertsons, Inc.	7.450%	8/1/2029	31,151
47,000	New Albertsons, Inc.	7.750%	6/15/2026	36,777
				371,652

	TOTAL BONDS & NOTES ( Cost - $6,938,695)			7,133,611

	PRIVATE NOTE - 4.3%
2,200,000	Aequitas Capital (a)	13.000%	12/21/2013	2,200,000
	TOTAL PRIVATE NOTE ( Cost - $2,200,000)

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Contracts**				Value
	OPTIONS PURCHASED * - 0.3%
	CALL OPTIONS PURCHASED - 0.2%
	Amarin Corp. PLC - ADR
116	Expiration September 2013, Exercise Price $16.00			$ 3,016
	AOL, Inc.
72	Expiration July 2013, Exercise Price $38.00			23,760
	Apple, Inc.
4	Expiration June 2013, Exercise Price $450.00			8,380
	Apple, Inc.
4	Expiration June 2013, Exercise Price $525.00			1,360
	Baidu.com - ADR
14	Expiration April 2013, Exercise Price $87.50			5,348
	Blackberry
57	Expiration April 2013, Exercise Price $17.00			342
	Ford Motor Co.
109	Expiration April 2013, Exercise Price $13.00			3,706
	Fortinet, Inc.
41	Expiration April 2013, Exercise Price $25.00			1,025
	J.P. Morgan Chase & Co.
62	Expiration June 2013, Exercise Price $49.00			6,882
	Juniper Networks, Inc.
59	Expiration April 2013, Exercise Price $19.00			2,006
	Nokia Corporation
165	Expiration April 2013, Exercise Price $3.50			1,815
	SPDR
125	Expiration May 2013, Exercise Price $157.00			32,125
	VMware, Inc.
33	Expiration April 2013, Exercise Price $80.00			7,590
	VMware, Inc.
66	Expiration April 2013, Exercise Price $85.00			5,280
	Windstream Corp.
109	Expiration August 2013, Exercise Price $9.00			1,526
	Yelp, Inc.
41	Expiration May 2013, Exercise Price $25.00			5,330
	TOTAL CALL OPTIONS PURCHASED (Cost - $128,345)			109,491

	PUT OPTIONS PURCHASED - 0.1%
	Apple, Inc.
14	Expiration April 2013, Exercise Price $420.00			5,040
	Chipotle Mexican Grill, Inc.
2	Expiration April 2013, Exercise Price $300.00			696
	Electronic Arts, Inc.
49	Expiration April 2013, Exercise Price $17.00			1,813
	General Motors Co.
50	Expiration April 2013, Exercise Price $28.00			3,850

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Contracts**				Value
	PUT OPTIONS PURCHASED (Continued)
	Hewlett Packard Co.
34	Expiration May 2013, Exercise Price $22.00			$ 1,530
	Intercontinental Exchange, Inc.
10	Expiration May 2013, Exercise Price $160.00			5,200
	iShares Barclays 20+ Year Treasury Bond Fund
58	Expiration April 2013, Exercise Price $117.00			6,032
	SPDR S&P 500
73	Expiration March 2013, Exercise Price $143			73
	VMware, Inc.
16	Expiration April 2013, Exercise Price $75.00			2,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $52,632)			26,234

	TOTAL OPTIONS PURCHASED ( Cost - $180,977)			135,725

Shares	SHORT-TERM INVESTMENTS - 12.8%
	MONEY MARKET FUND - 12.8%
6,480,909	Fidelity Institutional Money Market Funds - Money Market Portfolio, Class I - 0.10%+			6,480,909
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $6,480,909)

	TOTAL INVESTMENTS ( Cost - $48,921,350) (c) - 100.1%			$ 50,749,199
	SECURITIES SOLD SHORT ( Proceeds - $5,368,242) - (11.2)%			(5,684,534)
	OPTION CONTRACTS WRITTEN (Premiums Received - $136,231) - (0.2)%			(107,312)
	OTHER ASSETS LESS LIABILITIES - 11.3%			5,742,904
	NET ASSETS - 100.0%			$ 50,700,257

	SECURITIES SOLD SHORT* - (11.2) %
	COMMON STOCKS - (5.5)%
	APPAREL - (0.2)%
(121)	Gildan Activewear, Inc. - Cl. A			(4,829)
(89)	Ralph Lauren Corp.			(15,069)
(1,607)	Steven Madden Ltd.			(69,326)
				(89,224)
	BUILDING MATERIALS
(911)	Apogee Enterprises, Inc.			(26,373)

	COMMERCIAL SERVICES - (0.5)%
(410)	ADT Corp.			(20,065)
(2,084)	Booz Allen Hamilton Holding Corp. - Cl. A			(28,009)
(1,996)	Green Dot Corp. - Cl. A			(33,353)
(94)	Mastercard, Inc. - Cl. A			(50,866)
(742)	Monro Muffler Brake, Inc.			(29,465)
(4,517)	SAIC, Inc.			(61,205)
(2,059)	Western Union Co.			(30,967)
				(253,930)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	COMPUTERS - (1.1)%
(916)	CACI International, Inc. - Cl. A			$ (53,009)
(841)	DST Systems, Inc.			(59,938)
(2,126)	Hewlett-Packard Co.			(50,684)
(3,412)	iGATE Corp.			(64,180)
(593)	Infosys Ltd. - ADR			(31,969)
(744)	Jack Henry & Associates, Inc.			(34,380)
(597)	Stratasys Ltd.			(44,309)
(497)	Syntel, Inc.			(33,557)
(562)	Teradata Corp.			(32,883)
(3,254)	Unisys Corp.			(74,029)
(1,437)	Western Digital Corp.			(72,252)
				(551,190)
	COSMETICS/PERSONAL CARE - (0.1)%
(2,174)	Avon Products, Inc.			(45,067)

	DISTRIBUTION/WHOLESALE - (0.1)%
(375)	MWI Veterinary Supply, Inc.			(49,598)

	ELECTRONICS
(540)	Tech Data Corp.			(24,629)

	ENGINEERING & CONSTRUCTION
(185)	Foster Wheeler AG			(4,227)

	FOOD - (0.1)%
(298)	B&G Foods, Inc.			(9,086)
(318)	Lancaster Colony Corp.			(24,486)
				(33,572)
	HOME FURNISHING - (0.1)%
(1,716)	Ethan Allen Interiors, Inc.			(56,491)

	INTERNET - (0.6)%
(2,898)	Angie's List, Inc.			(57,264)
(4,666)	Dice Holdings, Inc.			(47,267)
(1,150)	HomeAway, Inc.			(37,375)
(712)	Rackspace Hosting, Inc.			(35,942)
(2,200)	VeriSign, Inc.			(104,016)
(1,279)	WebMD Health Corp. - Cl. A			(31,105)
				(312,969)
	LEISURE TIME - (0.1)%
(554)	Polaris Industries, Inc.			(51,239)

	MEDIA - (0.1)%
(142)	FactSet Research Systems, Inc.			(13,149)
(926)	Thomson Reuters Corp.			(30,076)
				(43,225)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	OFFICE FURNISHINGS - (0.1)%
(1,942)	Interface, Inc.			$ (37,325)

	OFFICE/BUSINESS EQUIPMENT - (0.1)%
(6,430)	Xerox Corp.			(55,298)

	OIL & GAS
(276)	Calumet Specialty Products Partners LP			(10,281)

	REITS - (0.1)%
(1,814)	DuPont Fabros Technology, Inc.			(44,026)

	RETAIL - (0.3)%
(328)	Ascena Retail Group, Inc.			(6,084)
(4,369)	Chico's FAS, Inc.			(73,399)
(136)	Family Dollar Stores, Inc.			(8,031)
(1,350)	GameStop Corp. - Cl. A			(37,760)
(93)	McDonald's Corp.			(9,271)
				(134,545)
	SEMICONDUCTORS - (0.5)%
(5,820)	Advanced Micro Devices, Inc.			(14,841)
(1,359)	Aixtron SE NA			(19,923)
(461)	Applied Materials, Inc.			(6,214)
(1,069)	Freescale Semiconductor Ltd.			(15,917)
(3,665)	Intersil Corp. - Cl. A			(31,922)
(1,489)	Linear Technology Corp.			(57,133)
(1,111)	Texas Instruments, Inc.			(39,418)
(929)	TriQuint Semiconductor, Inc.			(4,691)
(990)	Ultratech, Inc.			(39,135)
(737)	Veeco Instruments, Inc.			(28,249)
				(257,443)
	SOFTWARE - (0.9)%
(150)	Athenahealth, Inc.			(14,556)
(1,277)	CA, Inc.			(32,142)
(1,141)	Check Point Software Technologies Ltd.			(53,616)
(2,001)	Microsoft Corp.			(57,249)
(424)	MicroStrategy, Inc. - Cl. A			(42,858)
(885)	SAP AG			(71,278)
(1,435)	ServiceNow, Inc.			(51,947)
(2,648)	Tangoe, Inc.			(32,809)
(749)	VMware, Inc. - Cl. A			(59,081)
(774)	Workday, Inc. - Cl. A			(47,702)
				(463,238)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	TELECOMMUNICATIONS - (0.3)%
(3,619)	Cisco Systems, Inc.			$ (75,673)
(2,508)	Juniper Networks, Inc.			(46,498)
(1,386)	Nokia OYJ			(4,546)
(4,020)	Telefonaktiebolaget LM Ericsson			(50,652)
				(177,369)
	TRANSPORTATION - (0.2)%
(502)	Hub Group, Inc.			(19,307)
(188)	Knight Transportation, Inc.			(3,027)
(2,860)	Swift Transportation Co. - Cl. A			(40,555)
(1,405)	UTi Worldwide, Inc.			(20,344)
				(83,233)

	TOTAL COMMON STOCKS - (Proceeds - $2,601,503)			(2,804,492)

	EXCHANGE TRADED FUNDS - (5.7)%
	COMMODITY FUNDS - (0.1)%
(726)	iShares Silver Trust			(19,907)

	EQUITY FUNDS - (5.6)%
(194)	Consumer Staples Select Sector SPDR Fund			(7,713)
(491)	Energy Select Sector SPDR Fund			(38,946)
(94)	iShares Dow Jones Transportation Average Index Fund			(10,462)
(436)	iShares Russell 2000 Index Fund			(41,097)
(452)	Market Vectors Junior Gold Miners ETF			(7,566)
(3,507)	Market Vectors Semiconductor ETF			(124,604)
(14,987)	SPDR S&P 500 ETF Trust			(2,346,215)
(173)	SPDR S&P MidCap 400 ETF Trust			(36,282)
(1,304)	SPDR S&P Retail ETF			(91,723)
(5,138)	Technology Select Sector SPDR Fund			(155,527)
				(2,860,135)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $2,766,739)			(2,880,042)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,368,242)			(5,684,534)

	OPTIONS CONTRACTS WRITTEN * - (0.2) %
Contracts***	CALL OPTIONS CONTRACTS WRITTEN - (0.1) %			Value
	AOL, Inc.
(109)	Expiration July 2013, Exercise Price $43.00			(14,170)
	Apple, Inc.
(9)	Expiration June 2013, Exercise Price $500.00			(5,985)
	Baidu.com - ADR
(14)	Expiration May 2013, Exercise Price $105.00			(756)
	Blackberry
(115)	Expiration April 2013, Exercise Price $19.00			(460)
	Chipotle Mexican Grill, Inc.
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Contracts***				Value
	CALL OPTIONS CONTRACTS WRITTEN (Continued)
(4)	Expiration April 2013, Exercise Price $350.00			$ (1,140)
	Electronic Arts, Inc.
(29)	Expiration April 2013, Exercise Price $19.00			(551)
	Hewlett Packard Company
(34)	Expiration May 2013, Exercise Price $25.00			(2,074)
	Intercontinental Exchange, Inc.
(10)	Expiration June 2013, Exercise Price $180.00			(950)
	J.P. Morgan Chase & Co.
(62)	Expiration June 2013, Exercise Price $52.50			(1,674)
	JetBlue Airways Corp.
(143)	Expiration April 2013, Exercise Price $7.00			(1,430)
	Red Hat, Inc.
(13)	Expiration April 2013, Exercise Price $55.00			(208)
	SPDR S&P 500
(66)	Expiration March 2013, Exercise Price $158.00			(66)
	SPDR S&P 500
(191)	Expiration June 2013, Exercise Price $164.00			(15,089)
	VMware, Inc.
(16)	Expiration April 2013, Exercise Price $77.50			(5,920)
	VMware, Inc.
(33)	Expiration May 2013, Exercise Price $85.00			(7,260)
	VMware, Inc.
(66)	Expiration May 2013, Exercise Price $95.00			(3,300)
	Yelp, Inc.
(41)	Expiration May 2013, Exercise Price $30.00			(1,025)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $69,973)			(62,058)

	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	Amarin Corp. PLC - ADR
(58)	Expiration September 2013, Exercise Price $7.00			(6,612)
	American International Group
(8)	Expiration April 2013, Exercise Price $37.00			(176)
	AOL, Inc.
(36)	Expiration July 2013, Exercise Price $35.00			(5,940)
	Apple, Inc.
(14)	Expiration April 2013, Exercise Price $410.00			(2,744)
	Apple, Inc.
(4)	Expiration June 2013, Exercise Price $400.00			(3,780)
	Barnes & Noble, Inc.
(14)	Expiration April 2013, Exercise Price $11.00			(70)
	Chipotle Mexican Grill, Inc.
(2)	Expiration April 2013, Exercise Price $275.00			(210)
	Electronic Arts, Inc.
(49)	Expiration April 2013, Exercise Price $16.00			(833)
	Fedex Corp.
(22)	Expiration April 2013, Exercise Price $92.50			(748)
SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Contracts***				Value
	PUT OPTIONS CONTRACTS WRITTEN (Continued)
	Fortinet, Inc.
(41)	Expiration April 2013, Exercise Price $23.00			$ (2,091)
	General Motors Co.
(50)	Expiration April 2013, Exercise Price $26.00			(550)
	General Motors Co.
(50)	Expiration May 2013, Exercise Price $25.00			(1,550)
	Hewlett Packard Co.
(34)	Expiration May 2013, Exercise Price $20.00			(544)
	iShares Barclays 20+ Year Treasury Bond Fund
(115)	Expiration March 2013, Exercise Price $117.00			(115)
	J.P. Morgan Chase & Co.
(31)	Expiration April 2013, Exercise Price $47.00			(1,271)
	Lam Research Corp.
(32)	Expiration June 2013, Exercise Price $31.00			(320)
	Millennial Media, Inc.
(99)	Expiration April 2013, Exercise Price $7.50			(12,375)
	Philip Morris International
(4)	Expiration April 2013, Exercise Price $90.00			(196)
	SPDR S&P 500
(37)	Expiration March 2013, Exercise Price $143.00			(37)
	SPDR S&P 500
(66)	Expiration March 2013, Exercise Price $150.00			(66)
	SPDR S&P 500
(91)	Expiration March 2013, Exercise Price $136.00			(91)
	VMware, Inc.
(24)	Expiration May 2013, Exercise Price $65.00			(1,800)
	Yelp, Inc.
(57)	Expiration May 2013, Exercise Price $20.00			(3,135)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $66,258)			(45,254)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $136,231)			(107,312)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on March 31, 2013.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2013.
# Subject to call option written
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ABS - Asset-Backed Security
ADR - American Depositary Receipt
ETN - Exchange Traded Notes
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 10.7%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(b) Defaulted security.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales and written options is $43,591,780 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,349,408
	Unrealized Depreciation:	(983,835)
	New Unrealized Appreciation:	$ 1,365,573

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCKS - 22.8%
	AGRICULTURE - 0.1%
334	Philip Morris International, Inc. ^			$ 30,965

	AIRLINES - 0.4%
19,900	JetBlue Airways Corp. ^*			137,310
2,208	US Airways Group, Inc. ^*			37,470
				174,780
	APPAREL - 0.3%
2,070	Coach, Inc. ^			103,479
2,183	Sketchers U.S.A., Inc. - Cl. A ^*			46,170
				149,649
	AUTO MANUFACTURERS - 0.8%
15,000	Ford Motor Co. ^			197,250
7,100	General Motors Co. ^*			197,522
578	Wabash National Corp. ^*			5,872
				400,644
	BANKS - 2.0%
1,760	Banco Latinoamericano de Comercio Exterior SA ^			43,542
5,100	Bank of America Corp.			62,118
3,500	Capital One Financial Corp. ^			192,325
2,300	Citigroup, Inc. ^			101,752
1,150	Goldman Sachs Group, Inc. ^			169,223
4,600	Morgan Stanley ^			101,108
12,140	Regions Financial Corp. ^			99,427
5,300	Wells Fargo & Co. ^			196,047
				965,542
	BEVERAGES - 0.3%
365	Beam, Inc. ^			23,192
2,010	Embotelladora Andina SA ^			80,400
297	PepsiCo, Inc. ^			23,496
				127,088
	BIOTECHNOLOGY - 0.2%
3,373	Amarin Corp. PLC - ADR ^*			24,994
1,030	Life Technologies Corp. *			66,569
542	Myriad Genetics, Inc. ^*			13,766
				105,329
	BUILDING MATERIALS - 0.4%
714	Martin Marietta Materials, Inc. ^			72,842
3,300	Simpson Manufacturing Co., Inc. ^			101,013
				173,855
	CHEMICALS - 0.5%
1,130	Air Products & Chemicals, Inc. ^			98,446
1,974	Olin Corp. ^			49,784
2,970	RPM International, Inc. ^			93,793
				242,023
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	COMMERCIAL SERVICES - 1.2%
1,708	Euronet Worldwide, Inc. ^*			$ 44,989
352	Iron Mountain, Inc. ^			12,781
3,910	K12 Inc. ^*			94,270
3,619	Korn/Ferry International ^*			64,635
1,270	Lender Processing Services, Inc. ^			32,334
3,007	LifeLock, Inc. ^*			28,957
3,761	Monster Worldwide, Inc. ^*			19,068
1,536	Quanta Services, Inc. ^*			43,899
1,875	United Rentals, Inc. ^*			103,069
6,790	Western Union Co. ^			102,122
				546,124
	COMPUTERS - 1.0%
1,231	Cognizant Technology Solutions Corp. - Cl. A ^*			94,307
7,103	EMC Corp. ^*			169,691
2,112	Fortinet, Inc. ^*			50,012
1,858	Seagate Technology PLC ^			67,929
780	Synaptics, Inc. ^*			31,738
577	Syntel, Inc. ^			38,959
				452,636
	DISTRIBUTION/WHOLESALE - 0.3%
2,225	Arrow Electronics, Inc. ^*			90,380
485	Watsco, Inc. ^			40,827
				131,207
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
2,500	American Express Co. ^			168,650
4,767	Ellie Mae, Inc. ^*			114,646
1,200	IntercontinentalExchange, Inc. ^*			195,684
1,474	WageWorks, Inc. ^*			36,894
587	WisdomTree Investments, Inc. ^*			6,105
				521,979
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,060	Hubbell, Inc. ^			102,937
900	Littelfuse, Inc. ^			61,065
				164,002
	ELECTRONICS - 0.7%
1,491	Avnet, Inc. ^*			53,974
1,236	FARO Technologies, Inc. ^*			53,630
626	II-VI, Inc. ^*			10,667
1,428	NAM TAI Electronics, Inc. ^			19,421
2,460	TE Connectivity Ltd. ^			103,148
1,080	Thermo Fisher Scientific, Inc. ^			82,609
				323,449

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	ENTERTAINMENT
1,001	Scientific Games Corp. ^*			$ 8,759

	ENVIRONMENTAL CONTROL - 0.1%
2,076	Tetra Tech, Inc. ^*			63,297

	HEALTHCARE-PRODUCTS - 0.4%
2,169	Conceptus, Inc. ^*			52,381
1,681	Cynosure, Inc. - Cl. A ^*			43,992
15,530	Guided Therapeutics, Inc. ^*			10,793
2,680	Patterson Cos, Inc.			101,947
				209,113
	HEALTHCARE-SERVICES
403	Capital Senior Living Corp. ^*			10,651

	HOME BUILDERS - 0.3%
5,480	Brookfield Residential Properties, Inc. ^*			133,383

	HOME FURNISHINGS - 0.1%
1,952	La-Z-Boy, Inc. ^			36,834

	INSURANCE - 0.5%
70	Alleghany Corp. ^*			27,714
1,606	American International Group, Inc. ^*			62,345
2,470	Arthur J Gallagher & Co. ^			102,036
1,551	Assured Guaranty Ltd. ^			31,966
				224,061
	INTERNET - 1.0%
700	AOL, Inc. ^			26,943
1,470	BroadSoft, Inc. ^*			38,911
376	Equinix, Inc. ^*			81,333
3,613	ExactTarget, Inc. ^*			84,075
350	F5 Networks, Inc. ^*			31,178
112	Google, Inc. - Cl. A ^*			88,931
1,120	Sourcefire, Inc. ^*			66,338
875	Splunk, Inc. ^*			35,026
1,700	Yandex NV - Cl. A ^*			39,304
				492,039
	MACHINERY-CONSTRUCTION & MINING - 0.1%
450	Caterpillar, Inc. ^			39,137

	MACHINERY-DIVERSIFIED - 0.3%
670	Deere & Co. ^			57,607
3,190	Xylem, Inc. ^			87,916
				145,523
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	MEDIA - 0.2%
7,148	Digital Generation, Inc. ^*			$ 45,962
726	News Corp. ^			22,158
15,732	Sirius XM Radio, Inc. ^			48,455
				116,575
	MINING - 0.5%
1,330	Compass Minerals International, Inc. ^			104,937
3,020	Freeport-McMoRan Copper & Gold, Inc. ^			99,962
4,802	MAG Silver Corp. ^*			45,571
				250,470
	MISCELLANEOUS MANUFACTURING - 1.3%
3,190	Actuant Corp. ^			97,678
928	Aptargroup, Inc. ^			53,221
6,900	General Electric Co. ^			159,528
1,640	ITT Corp. ^			46,625
1,090	Pall Corp. ^			74,523
1,880	Pentair Ltd. ^			99,170
1,060	SPX Corp.			83,698
				614,443
	OIL & GAS - 1.0%
1,150	Energy XXI Bermuda Ltd. ^			31,303
1,898	EPL Oil & Gas, Inc. ^*			50,885
1,080	Exxon Mobil Corp. ^			97,319
4,017	Northern Oil and Gas, Inc. ^*			57,764
390	Total Fina Elf SA -ADR ^			18,712
2,020	Whiting Petroleum Corp. ^*			102,697
6,560	WPX Energy, Inc. ^*			105,091
				463,771
	PHARMACEUTICALS - 0.3%
1,430	Pfizer, Inc. ^			41,270
2,700	Teva Pharmaceutical Industries Ltd. ^			107,136
				148,406
	PIPELINES - 0.3%
340	Atlas Energy LP ^			14,974
2,800	Williams Cos., Inc. ^			104,888
				119,862
	REAL ESTATE - 0.8%
2,930	Alexander & Baldwin, Inc. ^*			104,747
5,310	Brookfield Office Properties, Inc. ^			91,173
3,920	Cheung Kong Holdings Ltd. ^			57,938
2,712	Evoq Properties, Inc. ^*			10,577
1,280	Howard Hughes Corp. ^*			107,277
				371,712
	REITS - 1.2%
981	Coresite Realty Corp. ^			34,315
920	Digital Realty Trust, Inc. ^			61,557
3,632	Host Hotels & Resorts, Inc. ^			63,524
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	REITS - 1.2% (Continued)
5,642	NorthStar Realty Finance Corp. ^			$ 53,486
1,830	Plum Creek Timber Co., Inc. ^			95,526
1,824	Redwood Trust Inc. ^			42,280
3,640	Senior Housing Properties Trust ^			97,661
3,421	Summit Hotel Properties, Inc. ^			35,818
2,419	Weyerhaeuser Co. ^			75,908
				560,075
	RETAIL - 0.2%
2,836	Brown Shoe Co., Inc. ^			45,376
314	Hibbett Sports, Inc. ^*			17,669
1,410	Urban Outfitters, Inc. ^*			54,623
				117,668
	SEMICONDUCTORS - 2.2%
2,575	Broadcom Corp. ^			89,275
6,945	Cypress Semiconductor Corp. ^			76,603
4,037	Exar Corp. ^*			42,388
8,228	Integrated Device Technology, Inc. ^*			61,463
3,700	Lam Research Corp. ^*			153,402
3,451	Maxim Integrated Products, Inc. ^			112,641
2,100	Micron Technology, Inc. ^*			20,958
983	Power Integrations, Inc. ^			42,672
3,202	QUALCOMM, Inc. ^			214,374
3,111	Silicon Motion Technology Corp. - ADR ^			36,430
5,405	Skyworks Solutions, Inc. ^*			119,072
1,489	Ultratech, Inc. ^*			58,860
140	Veeco Instruments, Inc. ^*			5,366
				1,033,504
	SOFTWARE - 1.3%
4,347	CDC Corp. ^*			8,390
494	Citrix Systems, Inc. ^*			35,647
906	CommVault Systems, Inc. ^*			74,274
1,320	E2open, Inc. ^*			26,321
1,302	Infoblox, Inc. ^*			28,253
1,133	Informatica Corp. ^*			39,054
2,459	RADWARE Ltd. ^*			92,778
1,441	Red Hat, Inc. ^*			72,857
861	SolarWinds, Inc. ^*			50,885
79,632	Trident Microsystems, Inc. ^*			5,176
2,200	Vmware, Inc. - Cl. A ^*			173,536
				607,171
	TELECOMMUNICATIONS - 0.9%
1,039	Arris Group, Inc. ^*			17,840
7,600	Cisco Systems, Inc. ^			158,916
1,625	IPG Photonics Corp. ^			107,916
8,500	KongZhong Corp. - ADR ^*			52,700
15,678	RF Micro Devices, Inc. ^*			83,407
				420,779
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	TRUCKING & LEASING - 0.2%
4,674	Greenbrier Companies, Inc. ^*			$ 106,147

	TOTAL COMMON STOCKS ( Cost - $9,771,572)			10,802,652

	MUTUAL FUNDS - 27.7%
	ASSET ALLOCATION FUND - 6.7%
120,288	Altegris Managed Futures Strategy Fund - Cl. I *			1,051,315
87,761	Forum Funds - Absolute Strategies Fund - Institutional Shares *			986,428
42,662	Ivy Asset Strategy Fund - Cl. Y			1,155,701
				3,193,444
	DEBT FUND - 1.0%
39,714	Columbia Emerging Markets Bond Fund - Cl. A			495,631

	EQUITY FUND - 20.0%
78,616	Calamos Market Neutral Income Fund - Cl. I			1,000,786
16,825	CGM Focus Fund *			562,618
145,239	Convergence Core Plus Fund - Institutional Class			2,153,900
12,839	Fairholme Fund *			437,561
74,177	Matthews Asia Growth Fund - Investor Class *			1,452,388
39,530	Oppenheimer Developing Markets Fund - Cl. Y			1,381,166
187,857	Robeco Boston Pertners Long/Short Research Fund - Institutional Shares			2,419,594
				9,408,013

	TOTAL MUTUAL FUNDS ( Cost - $11,958,167)			13,097,088

	HEDGE FUND - 5.1%
2,234,292	Raven Rock Credit Fund, LP *(a)			2,401,394
	TOTAL HEDGE FUND ( Cost - $2,250,000)

	EXCHANGE TRADED FUNDS - 17.6%
	EQUITY FUND - 17.6%
29,290	iShares Dow Jones Select Dividend Index Fund			1,856,986
684	iShares Dow Jones US Regional Banks Index Fund			18,557
8,054	iShares Russell Midcap Index Fund			1,025,194
23,611	Powershares QQQ Trust Series 1			1,628,451
25,807	Vanguard FTSE Emerging Markets ETF			1,106,862
37,375	Vanguard S&P 500 ETF			2,677,545
				8,313,595

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $7,158,554)			8,313,595

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Principal		Interest Rate	Maturity
	BONDS & NOTES - 13.9%
	APPAREL - 0.1%
$ 36,900	Kellwood Co.	12.875%	12/31/2014	$ 33,210

	BANKS - 7.0%
63,000	Emigrant Bancorp, Inc. - 144A	6.250%	6/15/2014	60,584
2,000,000	Goldman Sachs Group, Inc.	0.000%	2/26/2018	1,921,920
1,500,000	Goldman Sachs Group, Inc.	0.000%	4/2/2018	1,485,000
				3,467,504
	BEVERAGES - 0.1%
26,000	Beam, Inc.	5.875%	1/15/2036	30,040

	COAL - 0.1%
23,000	SunCoke Energy, Inc.	7.625%	8/1/2019	24,725
13,000	Walter Energy, Inc. - 144A	9.875%	12/15/2020	14,105
				38,830
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
2,000,000	Credit Suisse Securities USA LLC	0.000%	6/1/2017	2,157,400

	ENTERTAINMENT - 0.5%
248,512	Chukchansi Economic Development Authority - 144A (b)*	9.750%	5/30/2020	146,622
25,845	Chukchansi Economic Development Authority (b)*	9.750%	5/30/2020	15,087
31,000	Shingle Springs Trical Gaming Authority	9.375%	6/15/2015	30,806
32,000	Shingle Springs Trical Gaming Authority - 144A	9.375%	6/15/2015	31,800
				224,315
	ENVIRONMENTAL CONTROL - 0.1%
40,000	Tervita Corp.	9.750%	11/1/2019	39,400

	HEALTHCARE-PRODUCTS - 0.1%
29,000	Kinetic Concepts, Inc.	12.500%	11/1/2019	28,746

	HOME EQUITY ABS - 0.1%
23,857	Countrywide Asset-Backed Certificates	5.810%	11/25/2036	18,385

	INSURANCE - 0.1%
9,500	MBIA Insurance Corp. (b) *	14.000%	1/15/2033	2,185

	LODGING - 0.2%
50,000	Caesars Entertainment Operating Co., Inc.	5.375%	12/15/2013	49,500
52,162	Inn of the Moutain Gods Resort & Casino - 144A	1.250%	11/30/2020	46,946
				96,446
	MEDIA - 0.3%
89,000	Clear Channel Communications, Inc.	5.500%	9/15/2014	87,109
43,000	Clear Channel Communications, Inc.	11.000%	8/1/2016	33,970
				121,079
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Principal		Interest Rate	Maturity	Value
	MUNICIPAL - 0.1%
$ 20,000	Brazos River Authority	6.750%	4/1/2038	$ 20,000

	OIL & GAS - 0.2%
26,000	Endeavour International Corp.	12.000%	3/1/2018	25,025
48,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	50,760
				75,785
	RETAIL - 0.5%
32,000	Bon-Ton Department Stores, Inc.	10.250%	3/15/2014	32,160
57,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	57,143
26,000	Claire's Stores, Inc.	8.875%	3/15/2019	27,138
30,000	JC Penny Corp., Inc.	6.875%	10/15/2015	29,025
20,000	JC Penny Corp., Inc.	7.950%	4/1/2017	18,850
18,000	Neebo, Inc. - 144A	15.000%	6/30/2016	18,180
21,000	New Albertsons, Inc.	7.000%	7/21/2017	19,346
26,000	New Albertsons, Inc.	7.450%	8/1/2029	20,767
31,000	New Albertsons, Inc.	7.750%	6/15/2026	24,258
				246,867

	TOTAL BONDS & NOTES ( Cost - $6,467,912)			6,600,192
Contracts**
	OPTIONS PURCHASED * - 0.3%
	CALL OPTIONS PURCHASED - 0.3%
	Amarin Corp. PLC - ADR
79	Expiration September 2013, Exercise Price $16.00			2,054
	AOL, Inc.
48	Expiration July 2013, Exercise Price $38.00			15,840
	Apple, Inc.
3	Expiration June 2013, Exercise Price $450.00			6,285
	Apple, Inc.
3	Expiration June 2013, Exercise Price $525.00			1,020
	Baidu.com - ADR
20	Expiration April 2013, Exercise Price $87.50			7,640
	Blackberry
80	Expiration April 2013, Exercise Price $17.00			480
	Ford Motor Co.
151	Expiration April 2013, Exercise Price $13.00			5,134
	Fortinet, Inc.
57	Expiration April 2013, Exercise Price $25.00			1,425
	J.P. Morgan Chase & Co.
87	Expiration June 2013, Exercise Price $49.00			9,657
	Juniper Networks, Inc.
82	Expiration April 2013, Exercise Price $19.00			2,788
	Nokia Corp.
229	Expiration April 2013, Exercise Price $3.50			2,519
	SPDR
178	Expiration May 2013, Exercise Price $157.00			45,746

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Contracts**				Value
	CALL OPTIONS PURCHASED (Continued)
	VMware, Inc.
45	Expiration April 2013, Exercise Price $80.00			$ 10,350
	VMware, Inc.
91	Expiration April 2013, Exercise Price $85.00			7,280
	Windstream Corp.
73	Expiration August 2013, Exercise Price $9.00			1,022
	Yelp, Inc.
57	Expiration May 2013, Exercise Price $25.00			7,410
	TOTAL CALL OPTIONS PURCHASED (Cost - $150,091)			126,650

	PUT OPTIONS PURCHASED
	Apple, Inc.
20	Expiration April 2013, Exercise Price $420.00			7,200
	Chipotle Mexican Grill, Inc.
3	Expiration April 2013, Exercise Price $300.00			1,044
	Electronic Arts, Inc.
68	Expiration April 2013, Exercise Price $17.00			2,516
	General Motors Co.
71	Expiration April 2013, Exercise Price $28.00			5,467
	Hewlett Packard Co.
48	Expiration May 2013, Exercise Price $22.00			2,160
	Intercontinental Exchange, Inc.
12	Expiration May 2013, Exercise Price $160.00			6,240
	iShares Barclays 20+ Year Treasury Bond Fund
80	Expiration April 2013, Exercise Price $117.00			8,320
	SPDR S&P 500
49	Expiration March 2013, Exercise Price $143			49
	Vmware, Inc.
22	Expiration April 2013, Exercise Price $75.00			2,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $55,395)			35,746

	TOTAL OPTIONS PURCHASED ( Cost - $205,486)			162,396

Shares	SHORT-TERM INVESTMENTS - 17.7%
	MONEY MARKET FUND - 17.7%
8,363,456	Fidelity Institutional Money Market Funds - Money Market Portfolio, Class I - 0.10%+			8,363,456
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $8,363,456)

	TOTAL INVESTMENTS ( Cost - $46,175,147) (c) - 105.1%			$ 49,740,773
	SECURITIES SOLD SHORT ( Proceeds - $5,794,309) - (12.9)%			(6,125,160)
	OPTION CONTRACTS WRITTEN (Premiums Received - $146,757) - (0.3)%			(122,371)
	OTHER ASSETS LESS LIABILITIES - 8.1%			3,849,835
	NET ASSETS - 100.0%			$ 47,343,077

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	SECURITIES SOLD SHORT* - (12.9) %
	COMMON STOCKS - (5.2)%
	APPAREL - (0.2)%
(151)	Gildan Activewear, Inc. - Cl. A			$ (6,026)
(111)	Ralph Lauren Corp.			(18,793)
(2,010)	Steven Madden Ltd.			(86,711)
				(111,530)
	BUILDING MATERIALS - (0.1)%
(1,140)	Apogee Enterprises, Inc.			(33,003)

	COMMERCIAL SERVICES - (0.4)%
(512)	ADT Corp.			(25,057)
(1,389)	Booz Allen Hamilton Holding Corp. - Cl. A			(18,668)
(1,332)	Green Dot Corp. - Cl. A			(22,258)
(63)	Mastercard, Inc. - Cl. A			(34,091)
(927)	Monro Muffler Brake, Inc.			(36,811)
(3,013)	SAIC, Inc.			(40,826)
(1,373)	Western Union Co.			(20,650)
				(198,361)
	COMPUTERS - (1.0)%
(611)	CACI International, Inc. - Cl. A			(35,359)
(1,051)	DST Systems, Inc.			(74,905)
(1,418)	Hewlett-Packard Co.			(33,805)
(2,276)	iGATE Corp.			(42,812)
(396)	Infosys Ltd. - ADR			(21,348)
(930)	Henry Jack & Associates, Inc.			(42,975)
(747)	Stratasys Ltd.			(55,442)
(331)	Syntel, Inc.			(22,349)
(374)	Teradata Corp.			(21,883)
(4,069)	Unisys Corp.			(92,570)
(958)	Western Digital Corp.			(48,168)
				(491,616)
	COSMETICS/PERSONAL CARE - (0.1)%
(1,449)	Avon Products, Inc.			(30,038)

	DISTRIBUTION/WHOLESALE - (0.1)%
(468)	MWI Veterinary Supply, Inc.			(61,898)

	ELECTRONICS
(360)	Tech Data Corp.			(16,420)

	ENGINEERING & CONSTRUCTION
(231)	Foster Wheeler AG			(5,278)

	FOOD - (0.1)%
(372)	B&G Foods, Inc.			(11,342)
(398)	Lancaster Colony Corp.			(30,646)
				(41,988)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	HOME FURNISHING - (0.1)%
(2,146)	Ethan Allen Interiors, Inc.			$ (70,646)

	INTERNET - (0.6)%
(1,933)	Angie's List, Inc.			(38,196)
(3,112)	Dice Holdings, Inc.			(31,525)
(767)	HomeAway, Inc.			(24,928)
(475)	Rackspace Hosting, Inc.			(23,978)
(3,000)	VeriSign, Inc.			(141,840)
(853)	WebMD Health Corp. - Cl. A			(20,745)
				(281,212)
	LEISURE TIME - (0.2)%
(692)	Polaris Industries, Inc.			(64,003)

	MEDIA - (0.1)%
(94)	FactSet Research Systems, Inc.			(8,704)
(618)	Thomson Reuters Corp.			(20,073)
				(28,777)
	OFFICE FURNISHINGS - (0.1)%
(2,428)	Interface, Inc.			(46,666)

	OFFICE/BUSINESS EQUIPMENT - (0.1)%
(4,288)	Xerox Corp.			(36,877)

	OIL & GAS
(346)	Calumet Specialty Products Partners LP			(12,889)

	REITS - (0.1)%
(2,269)	DuPont Fabros Technology, Inc.			(55,069)

	RETAIL - (0.3)%
(411)	Ascena Retail Group, Inc.			(7,624)
(5,462)	Chico's FAS, Inc.			(91,762)
(169)	Family Dollar Stores, Inc.			(9,979)
(900)	GameStop Corp. - Cl. A			(25,173)
(117)	McDonald's Corp.			(11,664)
				(146,202)
	SEMICONDUCTORS - (0.4)%
(3,800)	Advanced Micro Devices, Inc.			(9,690)
(907)	Aixtron SE NA			(13,297)
(576)	Applied Materials, Inc.			(7,764)
(714)	Freescale Semiconductor Ltd.			(10,631)
(2,445)	Intersil Corp. - Cl. A			(21,296)
(993)	Linear Technology Corp.			(38,101)
(741)	Texas Instruments, Inc.			(26,291)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	SEMICONDUCTORS - (0.4)% (Continued)
(1,162)	TriQuint Semiconductor, Inc.			$ (5,868)
(1,237)	Ultratech, Inc.			(48,899)
(491)	Veeco Instruments, Inc.			(18,820)
				(200,657)
	SOFTWARE - (0.7)%
(100)	Athenahealth, Inc.			(9,704)
(851)	CA, Inc.			(21,420)
(760)	Check Point Software Technologies Ltd.			(35,712)
(1,334)	Microsoft Corp.			(38,166)
(283)	MicroStrategy, Inc. - Cl. A			(28,606)
(590)	SAP AG			(47,518)
(957)	ServiceNow, Inc.			(34,643)
(1,766)	Tangoe, Inc.			(21,881)
(499)	VMware, Inc. - Cl. A			(39,361)
(515)	Workday, Inc. - Cl. A			(31,739)
				(308,750)
	TELECOMMUNICATIONS - (0.3)%
(2,413)	Cisco Systems, Inc.			(50,456)
(1,673)	Juniper Networks, Inc.			(31,017)
(926)	Nokia OYJ			(3,037)
(2,681)	Telefonaktiebolaget LM Ericsson			(33,781)
				(118,291)
	TRANSPORTATION - (0.2)%
(628)	Hub Group, Inc.			(24,153)
(235)	Knight Transportation, Inc.			(3,784)
(3,576)	Swift Transportation Co. - Cl. A			(50,708)
(1,752)	UTi Worldwide, Inc.			(25,369)
				(104,014)

	TOTAL COMMON STOCKS - (Proceeds - $2,269,033)			(2,464,185)

	EXCHANGE TRADED FUNDS - (7.7)%
	COMMODITY FUNDS
(483)	iShares Silver Trust			(13,244)

	EQUITY FUNDS - (7.7)%
(242)	Consumer Staples Select Sector SPDR Fund			(9,622)
(327)	Energy Select Sector SPDR Fund			(25,938)
(117)	iShares Dow Jones Transportation Average Index Fund			(13,022)
(292)	iShares Russell 2000 Index Fund			(27,524)
(300)	Market Vectors Junior Gold Miners ETF			(5,022)
(4,385)	Market Vectors Semiconductor ETF			(155,799)
(19,523)	SPDR S&P 500 ETF Trust			(3,056,326)
(216)	SPDR S&P MidCap 400 ETF Trust			(45,299)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Shares				Value
	EQUITY FUNDS - (7.7)% (Continued)
(1,631)	SPDR S&P Retail ETF			$ (114,725)
(6,424)	Technology Select Sector SPDR Fund			(194,454)
				(3,647,731)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $3,525,276)			(3,660,975)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,794,309)			(6,125,160)

	OPTIONS CONTRACTS WRITTEN * - (0.3)%
Contracts***	CALL OPTIONS CONTRACTS WRITTEN - (0.2)%
	AOL, Inc.
(72)	Expiration July 2013, Exercise Price $43.00			(9,360)
	Apple, Inc.
(6)	Expiration June 2013, Exercise Price $500.00			(3,990)
	Baidu.com - ADR
(20)	Expiration May 2013, Exercise Price $105.00			(1,080)
	Blackberry
(160)	Expiration April 2013, Exercise Price $19.00			(640)
	Chipotle Mexican Grill, Inc.
(6)	Expiration April 2013, Exercise Price $350.00			(1,710)
	Electronic Arts, Inc.
(41)	Expiration April 2013, Exercise Price $19.00			(779)
	Hewlett Packard Co.
(48)	Expiration May 2013, Exercise Price $25.00			(2,928)
	Intercontinental Exchange, Inc.
(12)	Expiration June 2013, Exercise Price $180.00			(1,140)
	J.P. Morgan Chase & Co.
(87)	Expiration June 2013, Exercise Price $52.50			(2,349)
	JetBlue Airways Corp.
(199)	Expiration April 2013, Exercise Price $7.00			(1,990)
	Red Hat, Inc.
(8)	Expiration April 2013, Exercise Price $55.00			(128)
	SPDR S&P 500
(91)	Expiration March 2013, Exercise Price $158.00			(91)
	SPDR S&P 500
(265)	Expiration June 2013, Exercise Price $164.00			(20,935)
	VMware, Inc.
(22)	Expiration April 2013, Exercise Price $77.50			(8,140)
	VMware, Inc.
(45)	Expiration May 2013, Exercise Price $85.00			(9,900)
	VMware, Inc.
(91)	Expiration May 2013, Exercise Price $95.00			(4,550)
	Yelp, Inc.
(57)	Expiration May 2013, Exercise Price $30.00			(1,425)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $80,950)			(71,135)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Contracts***				Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	Amarin Corp. PLC - ADR
(39)	Expiration September 2013, Exercise Price $7.00			$ (4,446)
	American International Group
(6)	Expiration April 2013, Exercise Price $37.00			(132)
	AOL, Inc.
(24)	Expiration July 2013, Exercise Price $35.00			(3,960)
	Apple, Inc.
(20)	Expiration April 2013, Exercise Price $410.00			(3,920)
	Apple, Inc.
(3)	Expiration June 2013, Exercise Price $400.00			(2,835)
	Barnes & Noble, Inc.
(10)	Expiration April 2013, Exercise Price $11.00			(50)
	Chipotle Mexican Grill, Inc.
(3)	Expiration April 2013, Exercise Price $275.00			(315)
	Electronic Arts, Inc.
(68)	Expiration April 2013, Exercise Price $16.00			(1,156)
	Fedex Corp.
(31)	Expiration April 2013, Exercise Price $92.50			(1,054)
	Fortinet, Inc.
(57)	Expiration April 2013, Exercise Price $23.00			(2,907)
	General Motors Co.
(71)	Expiration April 2013, Exercise Price $26.00			(781)
	General Motors Co.
(71)	Expiration May 2013, Exercise Price $25.00			(2,201)
	Hewlett Packard Co.
(48)	Expiration May 2013, Exercise Price $20.00			(768)
	iShares Barclays 20+ Year Treasury Bond Fund
(160)	Expiration March 2013, Exercise Price $117.00			(160)
	J.P. Morgan Chase & Co.
(43)	Expiration April 2013, Exercise Price $47.00			(1,763)
	Lam Research Corp.
(39)	Expiration June 2013, Exercise Price $31.00			(390)
	Millennial Media, Inc.
(137)	Expiration April 2013, Exercise Price $7.50			(17,125)
	Philip Morris International
(3)	Expiration April 2013, Exercise Price $90.00			(147)
	SPDR S&P 500
(24)	Expiration March 2013, Exercise Price $143.00			(24)
	SPDR S&P 500
(91)	Expiration March 2013, Exercise Price $150.00			(91)
	SPDR S&P 500
(61)	Expiration March 2013, Exercise Price $136.00			(61)
	VMware, Inc.
(34)	Expiration May 2013, Exercise Price $65.00			(2,550)
SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Contracts***				Value
	PUT OPTIONS CONTRACTS WRITTEN (Continued)
	Yelp, Inc.
(80)	Expiration May 2013, Exercise Price $20.00			$ (4,400)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $65,807)			(51,236)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $146,757)			(122,371)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on March 31, 2013.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2013.
# Subject to call option written
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ABS - Asset-Backed Security
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 5.1%
of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.
(b) Defaulted security.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales and written options is $40,402,604 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
	Net Unrealized Appreciation:	$ 3,939,719
	Net Unrealized Depreciation:	(849,081)
	Net Unrealized Appreciation:	$ 3,090,638

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013  for the Funds' assets and liabilities measured at fair value:

SCA Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 11,589,097	$ -	$ -	$ 11,589,097
Mutual Funds	10,263,869	-	-	10,263,869
Hedge Fund	-	3,224,369	-	3,224,369
Exchanged Traded Funds	9,721,619	-	-	9,721,619
Bonds & Notes	-	7,133,611	-	7,133,611
Private Note	-	-	2,200,000	2,200,000
Options Purchased	135,725	-	-	135,725
Money Market Fund	6,480,909	-	-	6,480,909
Total	$ 38,191,219	$ 10,357,980	$ 2,200,000	$ 50,749,199

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 2,804,492	$ -	$ -	$ 2,804,492
Exchanged Traded Funds	2,880,042	-	-	2,880,042
Options Written	107,312	-	-	107,312
Total	$ 5,791,846	$ -	$ -	$ 5,791,846

SCA Directional Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 10,802,652	$ -	$ -	$ 10,802,652
Mutual Funds	13,097,088	-	-	13,097,088
Hedge Fund	-	2,401,394	-	2,401,394
Exchanged Traded Funds	8,313,595	-	-	8,313,595
Bonds & Notes	-	6,600,192	-	6,600,192
Options Purchased	162,396	-	-	162,396
Money Market Fund	8,363,456	-	-	8,363,456
Total	$ 40,739,187	$ 9,001,586	$ -	$ 49,740,773

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 2,464,185	$ -	$ -	$ 2,464,185
Exchanged Traded Funds	3,660,975	-	-	3,660,975
Options Written	122,371	-	-	122,371
Total	$ 6,247,531	$ -	$ -	$ 6,247,531

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

SCA Absolute Return Fund
	Private Note	Hedge Fund	Total
Beginning balance	$ 2,200,000	$ 3,025,232	$ 5,225,232
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	199,137	199,137
Return of capital	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	(3,224,369)	(3,224,369)
Ending balance	$ 2,200,000	$ -	$ 2,200,000

SCA Directional Fund
Hedge Fund
Beginning balance	$ 1,512,616
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)**	138,778
Return of capital	-
Cost of purchases	750,000
Proceeds from sales	-
Accrued interest	-
Net transfers in/out of Level 3	(2,401,394)
Ending balance	$ -

**includes change in unrealized appreciation attributable to Level 3 investments still held at March 31, 2013 of $(25,232) and $(12,616) for the SCA Absolute Return Fund and SCA Directional Fund, respectively.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

As of March 31, 2013 the amount of depreciation on option contracts in the SCA Absolute Return Fund subject to equity contracts risk exposure amounted to $(16,333). The amount of depreciation on option contracts in the SCA Directional Fund subject to equity contracts risk exposure amounted to $(18,704).

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/29/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/29/13